Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	KPMG Auditores Consultores Ltda
Auditor Firm ID	1273
Auditor Location	Santiago, Chile
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Banco de Chile and subsidiaries (the Bank) as of December 31, 2025, the related consolidated statements of income, comprehensive income, changes in equity, and cash flows for the year ended December 31, 2025 and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Bank as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with International Financial Reporting Standards Accounting Standards issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Bank’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control–Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated April 29, 2026, expressed an unqualified opinion on the effectiveness of the Bank’s internal control over financial reporting.